Mercer Funds

99 High Street

Boston, MA 02110

1933 Act Rule 497(j)

1933 Act File No. 333-123467

1940 Act File No. 811-21732

July 31, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mercer Funds (the “Registrant”) (formerly known as MGI Funds)

SEC File Nos. 333-123467 and 811-21732

Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 15 filed electronically with the U.S. Securities and Exchange Commission on July 27, 2012.

Please direct any question or comments relating to this certification to me at 617-747-9570

Sincerely,

/s/ Colin Dean

Colin Dean

Vice President and Assistant

Secretary